Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues:
Recurring revenue	$ 172,472	$ 149,543	$ 339,918	$ 295,207	$ 624,989	$ 537,695	$ 460,130
Service and other sales revenue	5,826	6,992	10,837	12,216	22,700	21,980	39,135
Activation fees	2,509	1,378	4,305	2,685	6,032	4,002	1,643
Total revenues	180,807	157,913	355,060	310,108	653,721	563,677	500,908
Costs and expenses:
Operating expenses (exclusive of depreciation and amortization shown separately below)	68,943	58,623	126,934	109,952	228,315	202,769	164,221
Selling expenses	37,343	31,244	66,223	56,520	122,948	107,370	98,884
General and administrative expenses	36,109	12,864	66,550	41,098	107,212	126,083	97,177
Depreciation and amortization	72,010	60,070	132,581	117,127	244,724	221,324	195,506
Restructuring and asset impairment charges	(725)	0	(680)	0	59,197
Total costs and expenses	213,680	162,801	391,608	324,697	762,396	657,546	555,788
Loss from operations	(32,873)	(4,888)	(36,548)	(14,589)	(108,675)	(93,869)	(54,880)
Other expenses (income):
Interest expense	47,447	38,841	92,865	77,101	161,339	147,511	114,476
Interest income	(11)	0	(23)	(2)	(90)	(1,455)	(1,493)
Other (income) expenses	9,861	(294)	4,753	(335)	8,832	(1,779)	(76)
Gain on 2GIG Sale							(46,866)
Loss before income taxes	(90,170)	(43,435)	(134,143)	(91,353)	(278,756)	(238,146)	(120,921)
Income tax (benefit) expense	(448)	179	672	308	351	514	3,592
Net loss	$ (89,722)	$ (43,614)	$ (134,815)	$ (91,661)	$ (279,107)	$ (238,660)	$ (124,513)